Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The computations of basic and diluted EPS for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
	2024	2023	2022
Net income (loss) for the computation of basic EPS	$2,098,632	$3,136,091	$(726,041)
Weighted average ordinary shares outstanding—basic	189,830,813	224,216,801	240,486,849
Basic EPS	$11.06	$13.99	$(3.02)

	Year Ended December 31,
	2024	2023	2022
Net income (loss) for the computation of diluted EPS	$2,098,632	$3,136,091	$(726,041)
Weighted average ordinary shares outstanding—diluted	194,489,171	227,656,343	240,486,849
Diluted EPS	$10.79	$13.78	$(3.02)

Computation of Outstanding Shares for Basic EPS
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2024, 2023 and 2022 were as follows:

	As of December 31,
	2024	2023	2022
	Number of ordinary shares
Ordinary shares issued	204,543,739	215,543,739	250,347,345
Treasury shares	(17,760,514)	(13,050,571)	(4,416,070)
Ordinary shares outstanding	186,783,225	202,493,168	245,931,275
Shares of unvested restricted stock	(5,072,382)	(4,561,249)	(4,837,602)
Ordinary shares outstanding, excluding shares of unvested restricted stock	181,710,843	197,931,919	241,093,673